Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2021
Short Term Investments [Abstract]
Summary of Short-Term Investments
	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Trading securities	—	129,946	20,391
Held-to-maturity debt securities	—	63,726	10,000
	—	193,672	30,391